Consolidated Statement of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive income (loss):
Net income (loss)	$ 668	$ 1,065	$ 661
Cash flow hedging activities:
Net unrealized gain (loss) from derivative instruments, net of taxes	1	22	243
Reclassifications into earnings of net derivative instruments (gain) loss, net of taxes	(1)	(23)	(190)
Foreign currency translation adjustments	(41)	22	(18)
Pension and other postretirement benefits:
Prior service credit (cost) arising during the year, net of taxes	14	1	1
Amortization of prior service cost (credit) included in net periodic benefit cost, net of taxes	(2)	(1)	(2)
Net actuarial gain (loss) arising during the year, net of taxes	189	(30)	(152)
Amortization of actuarial (gain) loss included in net periodic benefit cost, net of taxes	38	39	27
Equity securities:
Unrealized gain (loss) on equity securities, net of taxes	0	0	3
Reclassifications into earnings of (gain) loss on sale of equity securities, net of taxes	0	(3)	0
Other comprehensive income (loss)	198	27	(88)
Comprehensive income (loss)	866	1,092	573
Less: Comprehensive income (loss) attributable to noncontrolling interest	238	206	285
Comprehensive Income (loss) attributable to The Williams Companies, Inc.	$ 628	$ 886	$ 288